Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes [Abstract]
Schedule of Provision for Income Tax

The provision for income tax consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Current income tax expenses	$837,640	$2,458,123
Deferred income tax expenses	12,993	20,759
Total income tax expenses	$850,633	$2,478,882

Schedule of Effective Income Tax

The following table sets forth reconciliation between the statutory earned income tax rate and the effective income tax:

	As of December 31, 2024	As of December 31, 2023
Income before income tax expenses	$12,100,336	$16,488,795
Income tax computed at statutory EIT rate (25%)	3,025,084	4,122,199
Tax effect of preferential tax treatments	(2,317,043)	(1,585,164)
Effect of other non-deductible expenses	15,065	12,611
Others	127,527	(70,764)
Total	$850,633	$2,478,882

Schedule of Deferred Tax Liabilities

The significant components of deferred tax liabilities were as following:

	As of December 31, 2024	As of December 31, 2023
Deferred tax liabilities	$1,550,063	$1,580,428
Total deferred tax liabilities	$1,550,063	$1,580,428